Client Name:
Client Project Name:	BRAVO 2026-NQM4
Start - End Dates:	3/31/2017 - 1/26/2026
Deal Loan Count:	393

Conditions Report 2.0

Loans in Report:	393
Loans with Conditions:	160

0 - Total Active Conditions

166 - Total Satisfied Conditions

99 - Credit Review Scope
14 - Category: Application
10 - Category: Assets
1 - Category: Credit/Mtg History
8 - Category: DTI
15 - Category: Income/Employment
14 - Category: Insurance
21 - Category: Legal Documents
12 - Category: Terms/Guidelines
4 - Category: Title
32 - Property Valuations Review Scope
28 - Category: Appraisal
3 - Category: FEMA
1 - Category: Value
35 - Compliance Review Scope
4 - Category: Compliance Manual
10 - Category: Documentation
5 - Category: Right of Rescission
16 - Category: TILA/RESPA Integrated Disclosure
121 - Total Waived Conditions

101 - Credit Review Scope
13 - Category: Assets
29 - Category: Credit/Mtg History
4 - Category: DTI
5 - Category: Income/Employment
5 - Category: Legal Documents
23 - Category: LTV/CLTV
1 - Category: Potential Misrepresentation
20 - Category: Terms/Guidelines
1 - Category: Title
10 - Property Valuations Review Scope
1 - Category: Appraisal
9 - Category: Property
10 - Compliance Review Scope
1 - Category: Compliance Manual
3 - Category: Documentation
2 - Category: Repayment Ability
3 - Category: Right of Rescission
1 - Category: State Consumer Protection

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